DERIVATIVES AND HEDGING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Notional amounts of outstanding derivatives	$ 81,557	$ 43,478
Foreign exchange contracts
Derivative [Line Items]
Derivatives designated as hedging instruments	81,557	36,013
Derivatives not designated as hedging instruments:	0	7,465
Foreign exchange contracts | NIS
Derivative [Line Items]
Derivatives designated as hedging instruments	81,557	36,013
Foreign exchange contracts | GBP
Derivative [Line Items]
Derivatives not designated as hedging instruments:	0	4,054
Foreign exchange contracts | Euro
Derivative [Line Items]
Derivatives not designated as hedging instruments:	0	2,830
Foreign exchange contracts | AUD
Derivative [Line Items]
Derivatives not designated as hedging instruments:	$ 0	$ 581